CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Total Equity Attributable To Shareowners Of The Coca-Cola Company	COMMON STOCK	CAPITAL SURPLUS	Reinvested Earnings	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	Equity Attributable To Noncontrolling Interests
Increase (Decrease) in Stockholders' Equity
Stockholders' Equity Attributable to Parent				$ 18,116	$ 69,094	$ (14,330)	$ (51,641)
Equity attributable to noncontrolling interests	$ 1,861
Balance at beginning of year (in shares) at Dec. 31, 2021			4,325
Increase (Decrease) in Stockholders' Equity
Treasury stock issued to employees related to stock-based compensation plans			24
Purchases of stock for treasury			(21)
Balance at end of year (in shares) at Dec. 31, 2022			4,328
Increase (Decrease) in Stockholders' Equity
Stock issued to employees related to stock compensation plans				373			376
Stock-based compensation expense				332
Other activities				1
Net Income Attributable to Shareowners of The Coca-Cola Company	9,542				9,542
Dividends (per share — $1.94, $1.84 and $1.76 in 2024, 2023 and 2022, respectively)					(7,617)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(565)					(565)
Purchases of treasury stock							(1,336)
Net income attributable to noncontrolling interests	29							$ 29
Net foreign currency translation adjustments								(118)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders								(51)
Acquisition of interests held by noncontrolling owners				0				0
Divestitures								0
Other activities								0
Stockholders' Equity Attributable to Parent		$ 24,105	$ 1,760	18,822	71,019	(14,895)	(52,601)
Equity attributable to noncontrolling interests	1,721
Treasury stock issued to employees related to stock-based compensation plans			17
Purchases of stock for treasury			(37)
Balance at end of year (in shares) at Dec. 31, 2023			4,308
Increase (Decrease) in Stockholders' Equity
Stock issued to employees related to stock compensation plans				177			255
Stock-based compensation expense				233
Other activities				(3)
Net Income Attributable to Shareowners of The Coca-Cola Company	10,714				10,714
Dividends (per share — $1.94, $1.84 and $1.76 in 2024, 2023 and 2022, respectively)					(7,951)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	620					620
Purchases of treasury stock							(2,189)
Net income attributable to noncontrolling interests	(11)							(11)
Net foreign currency translation adjustments								(147)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders								(25)
Acquisition of interests held by noncontrolling owners				(20)				(2)
Divestitures								0
Other activities								3
Balance at end of year at Dec. 31, 2023	27,480
Increase (Decrease) in Stockholders' Equity
Stockholders' Equity Attributable to Parent	25,941	25,941	$ 1,760	19,209	73,782	(14,275)	(54,535)
Equity attributable to noncontrolling interests	1,539
Treasury stock issued to employees related to stock-based compensation plans			21
Purchases of stock for treasury			(27)
Balance at end of year (in shares) at Dec. 31, 2024			4,302
Increase (Decrease) in Stockholders' Equity
Stock issued to employees related to stock compensation plans				319			321
Stock-based compensation expense				273
Other activities				0
Net Income Attributable to Shareowners of The Coca-Cola Company	10,631				10,631
Dividends (per share — $1.94, $1.84 and $1.76 in 2024, 2023 and 2022, respectively)					(8,359)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(2,568)					(2,568)
Purchases of treasury stock							(1,702)
Net income attributable to noncontrolling interests	18							18
Net foreign currency translation adjustments	(9)							(9)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders								(28)
Acquisition of interests held by noncontrolling owners				0				0
Divestitures								(4)
Other activities								$ 0
Balance at end of year at Dec. 31, 2024	26,372
Increase (Decrease) in Stockholders' Equity
Stockholders' Equity Attributable to Parent	24,856	$ 24,856	$ 1,760	$ 19,801	$ 76,054	$ (16,843)	$ (55,916)
Equity attributable to noncontrolling interests	$ 1,516